FORM N-SAR
SEMI-ANNUAL REPORT FOR
REGISTERED INVESTMENT COMPANIES

Report for six-month period ending: / / (a)
Or fiscal year ending:         12/31/07 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: MetLife of CT Separate Account Five For Variable
                       Annuities

B. File Number: 811-08867
C. Telephone Number: (212) 578-5334

2. A. Street: One Cityplace

B. City: Hartford C. CT D. Zip Code: 06103 Zip Ext:
E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) N

4. Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes), complete only Items 89 through 110.] N

6. Is Registrant a unit investment trust (UIT)? (Y/N) [If answer is "Y" (Yes), complete only Items 111 through 132.] Y

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to Item B.]

   B. How many separate series or portfolios did Registrant have at end of the period?

PAGE NUMBER: 01

For period ending 12/31/07                    If filing more than one
File Number 811-08867 Page                    47, "X" box: ?


UNIT INVESTMENT TRUSTS



111. A.[/] Depositor Name: MetLife Insurance Company of Connecticut B.[/] File Number (if any): 033-03094
      C.[/] City: Hartford State: CT Zip Code: 06103 Zip Ext:
            Foreign Country: Foreign Postal Code:

111.  A.[/] Depositor Name:
      B.[/] File Number (if any):
      C.[/] City: State: Zip Code: Zip Ext:
            Foreign Country: Foreign Postal Code:

112.  A.[/] Sponsor Name:
      B.[/] File Number (if any):
      C.[/] City: State: Zip Code: Zip Ext:
            Foreign Country: Foreign Postal Code:

112.  A.[/] Sponsor Name:
      B.[/] File Number (if any):
      C.[/] City: State: Zip Code: Zip Ext:
            Foreign Country: Foreign Postal Code:


PAGE NUMBER: 47

For period ending 12/31/07                      If filing more than one
File Number 811-08867                           Page 48, "X" box: ?

113.    A.[/] Trustee Name:
        B.[/] City: State: Zip Code: Zip Ext:
              Foreign Country: Foreign Postal Code:

113.    A.[/] Trustee Name:
        B.[/] City: State: Zip Code: Zip Ext:
              Foreign Country: Foreign Postal Code:

114. A.[/] Principal Underwriter Name: MetLife Investors Distribution Company B.[/] File Number: 008-17973
        C.[/] City: Irvine State: CA Zip Code: 92614 Zip Ext:
              Foreign Country: Foreign Postal Code:

114.    A.[/] Principal Underwriter Name:
        B.[/] File Number:
        C.[/] City: State: Zip Code: Zip Ext:
              Foreign Country: Foreign Postal Code:

115. A.[/] Independent Public Accountant Name: Deloitte & Touche LLP B.[/] City: Tampa State: FL Zip Code: 33602 Zip Ext: 5827
              Foreign Country: Foreign Postal Code:

115.    A.[/] Independent Public Accountant Name:
        B.[/] City: State: Zip Code: Zip Ext:
              Foreign Country: Foreign Postal Code:

PAGE NUMBER: 48

For period ending 12/31/07                    If filing more than one
File Number 811-08867                         Page 49, "X" box: ?

116. Family of investment companies' information:

      A.[/] Is Registrant part of a family of investment companies? (Y/N)  Y

      B.[/] Identify the family in 10 letters: M E T L I F E C O S (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117   A.[/] Is Registrant a separate account of an insurance company? (Y/N)  Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.[/] Variable annuity contracts? (Y/N)  Y
      C.[/] Scheduled premium variable life contracts? (Y/N)  N
      D.[/] Flexible premium variable life contracts? (Y/N)   N
      E.[/] Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)  N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933. 1
                                                               ----
119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in Item 119 ($000's omitted).

121.[/] State the number of series for which a current prospectus was inexistence at the end of the period. 1
                                             ---
122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.  1
                ---

PAGE NUMBER: 49

For period ending 12/31/07                      If filing more than one
File Number 811-08867                           Page 50, "X" box: ?

123.[/] State the total value of the additional units considered in answering
        Item 122 ($000's omitted).                                       $95,891
                                                                          ------

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
        subsequent series) ($000's omitted).                             $
                                                                          ------

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
        units of all series of Registrant ($000's omitted).              $
                                                                          ------

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units(include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
        omitted).                                                        $   0
                                                                          ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                     Number       Total Assets   Total Income
                                    of Series    ($000'somitted) Distributions
                                    Investing                   ($000's omitted)

A. U.S. Treasury direct issue                       $               $
                                       -----         --------        ------
B. U.S. Government agency                           $               $
                                       -----         --------        ------
C. State and municipal tax-free                     $               $
                                       -----         --------        ------
D. Public utility debt                              $               $
                                       -----         --------        ------
E. Brokers' or dealers' debt
or debt of brokers' or
dealers' parent                                     $               $
                                       -----         --------        ------
F. All other corporate intermediate
and long-term debt                                  $               $
                                       -----         --------        ------
G. All other corporate
short-term debt                                     $               $
                                       -----         --------        ------
H. Equity securities of brokers
or dealers or
parents of brokers or dealers                       $               $
                                       -----         --------        ------
I. Investment company equity
securities                                          $               $
                                       -----         --------        ------
J. All other equity securities          1           $ 162,378       $ 3,369
                                       -----         --------        ------
K. Other securities                                 $               $
                                       -----         --------        ------
L. Total assets of all series
of registrant                           1           $ 162,378       $ 3,369
                                       -----         --------        ------

PAGE NUMBER: 50

For period ending 12/31/07                      If filing more than one
File Number 811-08867                           Page 51, "X" box: ?

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
         [If answer is "N" (No), go to Item 131.]                           N
                                                                          -----

129.[/] Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) [If answer is "N" (No), go to Item 131.]
                                                                        -------

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)
                                         -------

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $2,122
                                            ------

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-08867    811-    811-    811-    811-    811-    811-
811-         811-    811-    811-    811-    811-    811-
811-         811-    811-    811-    811-    811-    811-
811-         811-    811-    811-    811-    811-    811-
811-         811-    811-    811-    811-    811-    811-
811-         811-    811-    811-    811-    811-    811-

PAGE NUMBER: 51

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of:  Hartford    State of: Connecticut           Date: February 22, 2008

Name of Registrant, Depositor, or Trustee:
MetLife of CT Separate Account Five for Variable Annuities

/S/ Bennett D. Kleinberg
By (Name and Title)
Bennett D. Kleinberg
Vice President and Actuary
MetLife Insurance Company of Connecticut

/S/ Mark S. Reilly
Witness (Name and Title)
Mark S. Reilly
Vice President
MetLife Insurance Company of Connecticut